Earnings per share	6 Months Ended
Jun. 30, 2021
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Earnings per share
10.	Earnings per share
Basic EPS
T
he calculation of basic EPS is as follows:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
Earnings 2 (£ million)	252.7	(3,209.2)
Weighted average shares used in basic EPS calculation (million)	1,211.9	1,224.7
EP S	20.9p	(262.0p	)

Discontinued operations	Six months ended 30 June 2021	Six months ended 30 June 2020
Earnings 2 (£ million)	—	(6.8)
Weighted average shares used in basic EPS calculation (million)	—	1,224.7
EPS	—	(0.5p	)

Continuing and discontinued operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
Earnings 2 (£ million)	252.7	(3,216.0)
Weighted average shares used in basic EPS calculation (million)	1,211.9	1,224.7
EPS	20.9p	(262.5p	)
Notes:
1	Figures have been restated as described in in the accounting policies.
2	Earnings is equivalent to profit/(loss) for the period attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follow
s:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
Diluted earnings (£ million)	252.7	(3,209.2)
Weighted average shares used in reported diluted EPS calculation (million) 2	1,229.0	1,224.7
Diluted EPS	20.6p	(262.0p	)

Discontinued operations	Six months ended 30 June 2021	Six months ended 30 June 2020
Diluted earnings (£ million)	—	(6.8)
Weighted average shares used in diluted EPS calculation (million) 2	—	1,224.7
Diluted EPS	—	(0.5p	)

Continuing and discontinued operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
Diluted earnings (£ million)	252.7	(3,216.0)
Weighted average shares used in diluted EPS calculation (million) 2	1,229.0	1,224.7
Diluted EPS	20.6p	(262.5p	)
Notes:
1	Figures have been restated as described in the accounting policies.
2
In 2020, the weighted average shares used in the basic EPS calculation has also been used for diluted EPS due to the anti- dilutive effect of the weighted average shares calculated for the diluted EPS calculation.

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six months ended 30 June 2021	Six months ended 30 June 2020
	m	m
Weighted average shares used in basic EPS calculation	1,211.9	1,224.7
Dilutive share options outstanding	0.8	—
Other potentially issuable shares	16.3	12.3
Weighted average shares used in diluted EPS calculation	1,229.0	1,237.0
At 30 June 2021 there were 1,270,102,274 (30 June 2020: 1,296,079,242) ordinary shares in issue, including treasury shares of 70,489,953 (30 June 2020: 70,750,170).